PAYROLL EXPENSE	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
PAYROLL EXPENSE	PAYROLL EXPENSE
The partnership has no employees or directors; therefore, the partnership does not remunerate key management personnel. Key decision makers of the partnership are all employees of the Manager, who provide management services under the Master Services Agreement.

Throughout the year, the partnership’s general partner incurs director fees, a portion of which are charged to the partnership in accordance with the limited partnership agreement.